Pension benefits - Weighted-Average Asset Allocation (Details)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	10.60%	7.10%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	66.10%	54.70%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	8.80%	9.40%
Money market
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	13.50%	28.10%
Other
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	1.00%	0.70%